Bonds (Details) - Schedule of bonds issued summary - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	S/ 869,913	S/ 1,260,922
Current	77,100	69,838
Non-current	792,813	1,191,084
Tren Urbano de Lima S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	629,956	626,697
Current	31,203	24,496
Non-current	598,753	602,201
Red Vial 5 S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	218,684	251,933
Current	41,343	36,637
Non-current	177,341	215,296
Cumbra Peru S.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total	21,273	26,282
Current	4,554	4,896
Non-current	16,719	21,386
AENZA S.A.A. [Member]
Bonds (Details) - Schedule of bonds issued summary [Line Items]
Total		356,010
Current		3,809
Non-current		S/ 352,201